Deconsolidation of Ruisha Technology - Schedule of Deconsolidation of Subsidiary (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2025 CNY (¥)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		¥ 133,627		¥ 82,021		$ 19,372
Prepayments, receivables and other current assets		11,602		59,208		1,682
Amounts due from related parties		14,916		15,131		2,162
Due from related party		2,327		14,924
Property and equipment, net		273,980		281,277		39,719
Salaries and welfare payable		(7,909)		(7,873)		(1,147)
Taxes payable		(9,105)		(3,144)		(1,320)
Amounts due to related parties		(5,407)		(3,477)		(784)
Accruals and other current liabilities		(291,992)		(301,204)		(42,331)
Non-controlling interests		0		(28,045)		0
Total liabilities		(318,787)		(321,227)		$ (46,216)
Gain on deconsolidation of a subsidiary		36,909	$ 5,351	0	¥ 0
Related Party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Due from related party		¥ 14,916		¥ 15,131
Ruisha Technology
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	¥ 6,337
Prepayments, receivables and other current assets	8,882
Property and equipment, net	154
Salaries and welfare payable	(218)
Taxes payable	(436)
Amounts due to related parties	(733)
Accruals and other current liabilities	(6,259)
Non-controlling interests	(29,424)
Total liabilities	(21,290)
Fair value of 48.2% Ruisha Technology after deconsolidation	12,679
Fair value of consideration received	2,940
Aggregate of consideration received and fair value of continuing investment	15,619
Gain on deconsolidation of a subsidiary	36,909
Ruisha Technology | Related Party
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Due from related party	¥ 407